Business Combination (Details Textual) - USD ($)				1 Months Ended		9 Months Ended	12 Months Ended
	Jun. 01, 2018	Jan. 30, 2017	Jan. 02, 2016	Apr. 30, 2018	Feb. 01, 2017	Sep. 30, 2018	Dec. 31, 2017	Aug. 31, 2018	May 14, 2018	Apr. 13, 2018	Dec. 31, 2016	Nov. 22, 2016
Business Combination (Textual)
Equity method investment percentage												91.25%
Interest rate					7.50%	9.00%
Default interest rate					12.50%
Debt instrument maturity, description					(a) the date that is ten days after the initial closing of a private offering of capital stock of the Company in an amount not less than $10 million (a “Private Offering”); (b) December 31, 2017 or a (c) declaration by the noteholder of an event of default under the Senior Promissory Note.
Aggregate principal amount				$ 2,052,816	$ 9,500,000	$ 250,000
Common stock, par value					$ 0.0001	$ 0.0001	$ 0.0001	$ 2.50	$ 3.00	$ 0.0001	$ 0.0001
Convertible notes bearing interest rate					1.50%
Convertible notes, maturity date					Feb. 01, 2026
Convertible shares				548,360	1,400,000
Debt conversion, description					(a) the date that is ten days after the initial closing of a private offering of capital stock of the Company in an amount not less than $10 million (a “Private Offering”); (b) December 31, 2017 or a (c) declaration by the noteholder of an event of default under the Senior Promissory Note.		(i) the closing price of the Common Stock is greater than (A) 150% of the price at which a share of Common Stock is sold in a Private Offering or (B) $10.00 if a Private Offering has not occurred by December 31, 2017 and (ii) the average daily trading volume of shares of Common Stock has equaled 100,000 or more for the 30 days prior to the applicable date.
Conversion ratio					0.1357
Debt instrument, description					The number of Transaction Shares will be increased to equal 70% of the issued and outstanding Common Stock if the issuance of Common Stock pursuant to a private offering of Common Stock of up to $2 million and the conversion of the Company’s subordinated notes payable to members and Senior Bridge Notes, convertible promissory notes, and certain accounts payable into Common Stock would otherwise cause the Transaction Shares to represent less than 70% of the issued and outstanding Common Stock.
Percentage of outstanding common stock					81.10%
Total transaction closing costs											$ 250,000
Evo Inc. [Member]
Business Combination (Textual)
Interest rate					81.10%
Default interest rate					70.00%
Titan El Toro, LLC [Member]
Business Combination (Textual)
Other liabilities			$ 973,000
Acquire existing percentage			80.00%
Excess fair value			$ 28,090
Titan El Toro, LLC [Member] | Class A Membership [Member]
Business Combination (Textual)
Exchange of shares issued			10,892
Titan CNG LLC [Member]
Business Combination (Textual)
Exchange for Junior Bridge Notes			$ 973,000
Titan CNG LLC [Member] | Class A Membership [Member]
Business Combination (Textual)
Exchange of shares issued			64,387
Agreement [Member]
Business Combination (Textual)
Principal amount		$ 4,000,000
Interest rate		7.50%			6.00%
Default interest rate		12.50%			11.00%
Debt instrument maturity, description		(a) February 1, 2020 and (b) declaration by the noteholder of an event of default under the EAF Note.			(a) The closing of a Private Offering; (b) 180 days from the date of the notes and (c) declaration by a holder of an event of default under the holder's note (the "Working Capital Notes").
Aggregate principal amount					$ 250,000
EAF Exchange Agreement [Member]
Business Combination (Textual)
Interest rate					7.50%
Debt instrument maturity, description					February, 29 2020
Aggregate principal amount					$ 4,000,000
Senior Promissory Note [Member]
Business Combination (Textual)
Principal amount					$ 3,800,000
Interest rate					7.50%
Default interest rate					12.50%
Debt instrument maturity, description					(a) the date that is ten days after the initial closing of a private offering of capital stock of the Company in an amount not less than $10 million (a "Private Offering"); (b) December 31, 2017 or a (c) declaration by the noteholder of an event of default under the Senior Promissory Note.
Convertible Note [Member]
Business Combination (Textual)
Interest rate					1.50%
Debt instrument maturity, description					The Convertible Notes bear interest at 1.5% per year and have a maturity date of February 1, 2026.
Aggregate principal amount					$ 9,500,000
Securities Exchange Agreement [Member]
Business Combination (Textual)
Equity method investment percentage												91.25%
Common stock, par value												$ 0.0001
Thunder Ridge [Member]
Business Combination (Textual)
Principal amount	$ 2,500,000
Interest rate	6.00%
Default interest rate	9.00%
Debt instrument maturity, description	(a) the date the Company raises $40,000,000 in public or private offerings of debt or equity; (b) December 31, 2018 and (c) termination of Peck’s employment with the Company by the Company without cause or by Peck for good reason.
Aggregate principal amount	$ 450,000
Debt instrument, description	The Company issued to Peck (a) 500,000 shares of common stock, par value $0.0001 per share (“Common Stock”) and (b) the following warrants: (i) a warrant to purchase 333,333 shares of Common Stock at an exercise price of $3.00 per share (the “$3.00 Warrant”), (ii) a warrant to purchase 333,333 shares of Common Stock at an exercise price of $5.00 per share (the “$5.00 Warrant”), and (iii) a warrant to purchase 333,333 shares of Common Stock at an exercise price of $7.00 per share (the “$7.00 Warrant,” and together with the $3.00 Warrant and $5.00 Warrant, the “Warrants”). The Warrants are exercisable as follows: (a) for the $3.00 Warrant, for five years from the first anniversary of the date of issuance, (b) for the $5.00 Warrant, for five years from the second anniversary of the date of issuance, and (c) for the $7.00 Warrant, for five years from the third anniversary of the date of issuance.
Total transaction closing costs	$ 2,826,827
Negative working capital deficit	2,800,000
Lines- of-credit balance	$ 421,739
Description of acquired shares return	If the Company fails to repay the amounts outstanding under the TR Note or the $450,000 on or before December 31, 2018, Peck has the right to require the Company to return the TR Shares and effectively rescind the sale of the TR Shares to the Company.
Common stock issued	$ 700,000